Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 – Related Party Transactions

As at June 30, 2023, Mr. Zonghan Wu advanced a total of $56,547 to the Company for payment of administrative expenses and Audit fees, which amount remains due and payable.